Basis of Presentation	12 Months Ended
Dec. 31, 2025
Disclosure of reclassifications or changes in presentation [abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

a)	Overview

The Company prepares its annual financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Certain comparatives have been reclassified for comparability with the current year presentation.

b)	Basis of measurements

These consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments that are measured at fair value.

c)	Basis of consolidation

These consolidated financial statements include the accounts of Titan Mining Corporation and its subsidiaries. Material intercompany transactions, balances, revenues, and expenses have been eliminated upon consolidation.

Subsidiaries are included in the consolidated financial results from the effective date of acquisition of control through to the effective date of disposition of loss of control. Control is achieved when the Company has power over the investee, is exposed to or has rights to variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee.

	Incorporation	Ownership %
Subsidiary	jurisdiction	2025	2024
1100951 BC Ltd.	British Columbia	100%	100%
Titan Mining (US) Corporation	Delaware	100%	100%
Balmat Holdings Corp.	Delaware	100%	100%
Empire State Mines, LLC	Delaware	100%	100%
1077615 US LLC	Nevada	100%	100%

d)	Functional and presentation currency

The financial statements of each company within the consolidated group are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The functional currency of the parent company is the Canadian dollar and the functional currency of all the subsidiaries is the US dollar. These consolidated financial statements are presented in US dollars, which is the Company’s presentation currency.